INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets
	December 31, 2014			December 31, 2013
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Patents	$11,431	$3,862	$7,569	$11,431	$3,119	$8,312
Software	1,298	963	335	1,496	1,053	443
License	731	731	-	731	487	244
	$13,460	$5,556	$7,904	$13,658	$4,659	$8,999

Finite-Lived Intangible Assets, Future Amortization Expense
Based on the intangibles in service as of December 31, 2014, the estimated amortization expense for each of the next five years is as follows:

2015	$967
2016	794
2017	725
2018	698
2019	698
Thereafter	4,022